Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to life and disability insurance (Details) - Directors - Life Insurance - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 33,014	€ 38,333
Ana Botín
Disclosure of transactions between related parties [line items]
Life insurance, amount	21,054	20,988
Hector Grisi
Disclosure of transactions between related parties [line items]
Life insurance, amount	50	0
Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 11,910	€ 17,345